SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Share Based Compensation
SHARE BASED COMPENSATION

NOTE 9 - SHARE BASED COMPENSATION

Overview

The Company grants share-based compensation awards to the Company’s employees as provided by the 2024 Equity Incentive Plan (“2024 Plan”), which was approved by the Company’s stockholders on October 24, 2024. The 2024 Plan provides that grants may be in any of the following forms: incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, and performance awards. The 2024 Plan will be administered and interpreted by the Compensation Committee of the Board of Directors. The Compensation Committee has the authority to determine the individuals to whom grants will be made under the 2024 Plan, determine the type, size and terms of the grants, determine the time when grants will be made and the duration of any applicable exercise or restriction period (subject to the limitations of the 2024 Plan) and deal with any other matters arising under the 2024 Plan. All the employees of the Company and its subsidiaries are eligible for grants under the 2024 Plan. Non-employee directors and consultants of the Company are also eligible to receive grants under the 2024 Plan.

The Company has reserved 1,500,000 shares of common stock for the granting of such awards. As of June 30, 2025, the Company has exceeded the permissible number of shares to be issued under the 2024 Plan by 200,000 share awards. The Company plans to file an amended Form S-8 to register shares to account for the overallotment. During the three months ended and six months ended June 30, 2025, the Company recognized share-based compensation expense of $419,102 and $749,927, respectively, which is recorded in selling, general and administrative expenses on the condensed consolidated statement of operations.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 9 - SHARE BASED COMPENSATION (CONTINUED)

Stock Options

A summary of nonstatutory stock option activity during the three months ended June 30, 2025 is included below.

	Number of Awards	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2025	-	-	-	-
Granted	1,275,000	$4.0	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2025	1,275,000	$4.0	9.86	$624,750
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(87,500)	-	-	-
Outstanding at June 30, 2025	1,187,500	$4.0	9.61	1,341,875

Outstanding and Exercisable	181,250	$4.0	9.61	$204,813

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model with the following assumptions:

June 30, 2025
Expected life (in years)	5-10 years
Expected stock price volatility	50-56%
Risk-free interest rate	4.18%-4.36%
Dividend rate	0%

The risk-free interest rate was based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility was derived using the Company’s peer volatility calculated from its peer companies’ volatilities over the time period commensurate with the expected life of the stock options. The expected life for the stock options granted was calculated using the midpoint assumption equal to the time from the grate date to the midpoint of the weighted average vesting date and the expiration date. The Company does not currently pay dividends on its common stock nor does it expect to in the foreseeable future.

The weighted average grant date fair value of options granted was $2.27 per share. As of June 30, 2025, there was $2,107,979 of unrecognized expense for unvested stock options that is expected to be recognized over a weighted average period of 9.61 years. During the three months ended and six months ended June 30, 2025, the Company recognized share-based compensation expense of $340,500 and $593,431, respectively, which is recorded in selling, general and administrative expenses on the condensed consolidated statement of operations.

Performance-Based Awards

During the six months ended June 30, 2025, the Company granted 225,000 performance-based stock awards to its Chief Executive Officer. The grant date fair value was $4.00 per share. The vesting is subject to the Company meeting certain business and financial goals by October 15, 2026. As of June 30, 2025, none of the performance-based awards were probable of vesting and thus no expense was recognized during the three months and six months ended June 30, 2025.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 9 - SHARE BASED COMPENSATION (CONTINUED)

Market-Based Awards

During the six months ended June 30, 2025, the Company granted 250,000 market-based stock awards to its Chief Executive Officer. The weighted average grant date fair value was $0.04 per share, which was calculated using a Monte Carlo simulation model. The vesting is subject to the Company meeting certain market-based targets by October 15, 2026. The Company recognized $1,540 of expense related to these market-based awards for the three months ended June 30, 2025, compared to $831 in the first quarter.

	Performance-Based		Market-Based
	Number of Awards	Weighted- Average Grant Date Fair Value	Number of Awards	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2025	-	-	-	-
Granted	225,000	$4	250,000	$0.04
Change in units based on performance	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2025	225,000	$4	250,000	$0.04
Granted	-	-	-	-
Change in units based on performance	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2025	225,000	$4	250,000	$0.04

Restricted Stock Units

During the six months ended June 30, 2025, the Company granted 75,000 restricted stock units (“RSUs”) to its Board of Directors. The RSUs were awarded at a price equal to the market price of the Company’s underlying common stock on the date of grant. One-fourth of the RSUs vests each calendar quarter of 2025. During the three months ended and six months ended June 30, 2025, the Company recognized share-based compensation expense of $77,063 and $154,125, respectively, which is recorded in selling, general and administrative expenses on the condensed consolidated statement of operations. A total of 37,500 RSUs have fully vested as of June 30, 2025, resulting in the issuance of 37,500 shares of common stock.

Stock Warrants

The grant date fair value of the Company’s stock warrants was $2.00, which was calculated using the Black-Scholes Merton option-pricing model with the following assumptions:

June 30, 2025
Expected life (in years)	5 years
Expected stock price volatility	56.83%
Risk-free interest rate	4.16%
Dividend rate	0%

During the six months ended June 30, 2025, the Company fully recognized the fair value expense of $144,358, which is included with other costs related to the Company’s issuance of common stock and presented as an offset to Additional Paid in Capital in the Condensed Consolidated Balance Sheet.